CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Consolidated net income	¥ 78,289	¥ 58,777	¥ 6,849
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	77,751	43,429	62,158
Net unrealized gains and losses on securities	3,243	2,980	151
Net gains and losses on derivative instruments	(1,048)	(266)	169
Pension liability adjustments	(2,534)	738	(433)
Total other comprehensive income (loss)	77,412	46,881	62,045
Total comprehensive income (loss)	155,701	105,658	68,894
Less: Comprehensive (income) loss attributable to noncontrolling interests	(3,037)	(3,961)	(487)
Comprehensive income (loss) attributable to Nidec Corporation	¥ 152,664	¥ 101,697	¥ 68,407